Financial Risk Management - Equity and Profit or Loss Sensitivity Analysis for Variable Rate Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
1% increase in interest rates [member] | Equity [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ (38,774)	₩ (25,558)
Percentage change in interest rate	1.00%	1.00%
1% increase in interest rates [member] | Profit and loss [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ (38,774)	₩ (25,558)
Percentage change in interest rate	1.00%	1.00%
1% decrease in interest rates [member] | Equity [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ 38,774	₩ 25,558
Percentage change in interest rate	1.00%	1.00%
1% decrease in interest rates [member] | Profit and loss [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ 38,774	₩ 25,558
Percentage change in interest rate	1.00%	1.00%